Consolidated Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	6,184,983	3,217,255
Common stock, shares outstanding	6,184,983	3,217,255
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	4,250	4,250
Preferred stock, shares issued	4,250	0
Preferred stock, shares outstanding	4,250	0
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	50	190
Preferred stock, shares outstanding	50	190
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	3,000	3,000
Preferred stock, shares issued	210	0
Preferred stock, shares outstanding	210	0